Simpson Thacher & Bartlett LLP

900 G STREET, NW

WASHINGTON, D.C. 20001

TELEPHONE: +1-202-636-5500

FACSIMILE: +1-202-636-5502

April 1, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attn: Filing Desk

Re:	THL Credit, Inc. (814-00789)

Ladies and Gentlemen:

On behalf of THL Credit, Inc. (the “Fund”), and pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, as amended, we submit for filing the Fund’s Schedule 14A containing a preliminary proxy statement and form of proxy in connection with the special meeting of shareholders by direct electronic transmission.

If you have any questions in connection with this filing, please call David Blass (202-636-5863) or Christopher Healey (202-636-5879) of this firm.

Sincerely,

/s/ Simpson Thacher & Bartlett LLP

Simpson Thacher & Bartlett LLP

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